Description of the Plan (Details) - EBP 200	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic enrollment period	30 days
Automatic deferral rate	6.00%
Participant contribution, pre-tax, minimum, percentage	3.00%
Participant contribution, maximum annual compensation to total compensation, percentage	25.00%
Participant contribution, post-tax, minimum, percentage	1.00%
Participant contribution, post-tax, maximum, percentage	10.00%
Employer contribution, matching percentage	75.00%	75.00%
Employer contribution, participant compensation matched, percentage	6.00%	6.00%
Participant contribution, limit To company stock fund, percentage	20.00%
Participant contribution, aggregate value in company stock fund, percentage	20.00%
Participant contribution, investment performance or reinvestment of dividends, not subject to limit, percentage	20.00%
Employer contribution maximum vesting age | year	55
Forfeited nonvested account, decrease from employer contribution	$ 504
Forfeited nonvested account	1,241
Involuntary cash-out limit	5,000
Annual participant administrative fee	$ 36
Asset held for investment, participant loan, interest rate	3.25%
Hired Before January 1, 2025
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	1 year
Hired After January 1, 2025
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	3 years